Investments (Details Narrative) - Jan. 10, 2023 - Licensing Option Agreement [Member] - Integrals Power Limited [Member]	CAD ($) shares	EUR (€) shares
IfrsStatementLineItems [Line Items]
Number of IPL shares acquired | shares	7,386	7,386
Investment in Integrals Power Limited (IPL)	$ 83,060	€ 50,000
Further payment to acquire a license		950,000
Additional upfront payment to acquire a license		€ 1,000,000
Royalty Commitment for LFP CAM Sales	1.50%	1.50%